Provisions for other liabilities and charges and contingent liabilities - Disclosure of contingent liabilities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2019		Jan. 31, 2018
Disclosure of other provisions [line items]
Beginning balance	£ 1,641	[1]	£ 85
Additions	19		1,641
Unwinding of the discount factor	191
Used during the year			(85)
Ending balance	1,851		1,641	[1]
Assumed contingent liabilities
Disclosure of other provisions [line items]
Beginning balance	1,466		0
Additions	0		1,466
Unwinding of the discount factor	191
Used during the year			0
Ending balance	1,657		1,466
Dilapidations
Disclosure of other provisions [line items]
Beginning balance	150		85
Additions	0		150
Unwinding of the discount factor	0
Used during the year			(85)
Ending balance	150		150
Royalties
Disclosure of other provisions [line items]
Beginning balance	25		0
Additions	19		25
Unwinding of the discount factor	0
Used during the year			0
Ending balance	£ 44		£ 25

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’